Stock Option Plans and Warrants to Purchase Common Stock (Details 1) (Stock Options [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Stock Options [Member]
Summary of options/warrants activity
Beginning Balance	1,457,724	1,544,242
Granted	791,100	100,000
Exercised	(103,439)
Forfeited	(93,874)	(186,518)
Ending Balance	2,051,511	1,457,724
Beginning Balance, weighted average options/warrants exercise price	$ 3.19	$ 3.75
Granted, weighted average options/warrants exercise price	$ 1.35	$ 0.30
Exercised, weighted average options/warrants exercise price	$ 0.57
Forfeited, weighted average options exercise price	$ 2.84	$ 6.22
Ending Balance, weighted average options/warrants exercise price	$ 2.63	$ 3.19